Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Discount rates	2.20%	1.50%	1.20%